CONSOLIDATED STATEMENT OF CASH FLOWS £ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)
Cash used in operating activities:
Loss before taxation	£ (24,133)	£ (25,203)	£ (5,973)
Finance income	(2,783)	(7,018)	(1,841)
Finance expense	1,325	2,465	794
Share-based payment charge	2,901	2,919	577
Increase in prepayments and other receivables	(640)	(161)	(1,809)
Increase in trade and other payables	531	5,363	1,068
Depreciation of property, plant and equipment	8	7	10
Loss on disposal of property plant and equipment	0	0	3
Amortization of intangible assets	90	116	52
Cash used in operating activities	(22,701)	(21,512)	(7,119)
Cash inflow from taxation	4,590	816	1,533
Net cash used in operating activities	(18,111)	(20,696)	(5,586)
Cash flow from investing activities:
Interest received	883	128	87
Purchase of plant and equipment	(13)	(9)	(13)
Payment for patents and computer software	(255)	(208)	(115)
Purchase of short term investments	(59,700)	(54,465)	0
Maturity of short term investments	64,366	5,085	0
Net cash generated from / (used in) investing activities	5,281	(49,469)	(41)
Cash flow from financing activities:
Gross proceeds from issue of shares and warrants	0	0	44,750
Gross proceeds from the April 2017 Global Offering	0	70,032
Transaction costs on issue of shares and warrants	0	0	(2,910)
Transaction costs on April 2017 Global Offering	0	(6,786)	(636)
Net cash generated from financing activities	0	63,246	41,204
Net (decrease) / increase in cash and cash equivalents	(12,830)	(6,919)	35,577
Cash and cash equivalents at the beginning of the year	31,443	39,785	3,524
Effect of exchange rates on cash and cash equivalents	1,171	(1,423)	684
Cash and cash equivalents at the end of the year	£ 19,784	£ 31,443	£ 39,785